Schedules of Investments ─ IQ Global Resources ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 91.1%
Australia - 7.2%
BHP Group Ltd.	19,358	$510,185
Evolution Mining Ltd.	9,704	41,060
Fortescue Metals Group Ltd.	10,243	127,890
GrainCorp Ltd., Class A*	4,433	11,858
IGO Ltd.	3,963	13,074
Iluka Resources Ltd.	1,665	10,806
Inghams Group Ltd.(a)	17,783	42,340
Mineral Resources Ltd.	734	13,549
New Hope Corp., Ltd.	52,402	49,230
Newcrest Mining Ltd.	4,712	118,881
Northern Star Resources Ltd.	5,051	56,001
OceanaGold Corp.*	4,895	12,827
OZ Minerals Ltd.	1,309	12,795
Perseus Mining Ltd.*	7,035	7,744
Regis Resources Ltd.	3,029	12,230
Rio Tinto PLC	5,089	308,250
Saracen Mineral Holdings Ltd.*	6,099	26,243
South32 Ltd.	20,298	29,987
St. Barbara Ltd.	4,153	9,977
Washington H Soul Pattinson & Co., Ltd.(a)	16,689	233,985
Whitehaven Coal Ltd	64,272	63,838
Woodside Petroleum Ltd.	2,680	38,459
Total Australia		1,751,209

Austria - 0.2%
OMV AG*	871	27,521
voestalpine AG(a)	599	13,277
Total Austria		40,798

Belgium - 0.2%
Umicore SA	898	42,412

Brazil - 0.5%
Wheaton Precious Metals Corp.	2,391	129,716

Burkina Faso - 0.1%
IAMGOLD Corp.*	3,033	15,148

Canada - 10.8%
Agnico Eagle Mines Ltd.	1,472	116,892
Alamos Gold, Inc., Class A	2,340	24,754
B2Gold Corp.	7,012	48,579
Barrick Gold Corp.	9,536	275,579
Canadian Natural Resources Ltd.	3,985	70,299
Enbridge, Inc.	4,618	147,797
First Majestic Silver Corp.*	1,310	17,486
Imperial Oil Ltd.	2,571	40,211
Kinross Gold Corp.*	8,115	75,728
Kirkland Lake Gold Ltd.	1,186	64,767
Labrador Iron Ore Royalty Corp.	246	4,712
Maple Leaf Foods, Inc.	4,940	108,647
Norbord, Inc.	4,969	161,590
Nutrien Ltd.	7,765	252,863
Osisko Gold Royalties Ltd.	893	10,467
Pan American Silver Corp.	1,492	55,748
Pembina Pipeline Corp.	1,877	45,611
Pretium Resources, Inc.*	1,194	11,321
Sandstorm Gold Ltd.*	1,068	10,285
SSR Mining, Inc.*	1,562	37,432
Suncor Energy, Inc.	4,719	74,229
TC Energy Corp.	1,963	89,467
Teck Resources Ltd., Class B	42,234	427,858
Torex Gold Resources, Inc.*	603	10,574
TransAlta Corp.	23,070	150,872

	Shares	Value
Common Stocks (continued)
Canada (continued)
Wesdome Gold Mines Ltd.*	864	$8,843
West Fraser Timber Co., Ltd.	3,651	180,765
Westshore Terminals Investment Corp.(a)	4,367	56,042
Yamana Gold, Inc.	6,888	44,737
Total Canada		2,624,155

Chile - 0.2%
Antofagasta PLC	3,106	41,887
Lundin Mining Corp.	3,159	17,688
Total Chile		59,575

China - 12.9%
Ausnutria Dairy Corp., Ltd.*	70,855	118,668
China Coal Energy Co., Ltd., Class H(a)	890,455	220,597
China Hongqiao Group Ltd.	33,888	19,458
China Molybdenum Co., Ltd., Class H(a)	90,414	36,631
China Petroleum & Chemical Corp., Class H	212,326	90,955
China Shenhua Energy Co., Ltd., Class H	1,043,890	1,740,222
CNOOC Ltd.	103,066	109,048
COFCO Meat Holdings Ltd.	153,770	76,387
Dali Foods Group Co., Ltd.‡	147,460	89,996
Guangdong Investment Ltd.	52,717	85,161
MMG Ltd.*(a)	36,013	9,479
PetroChina Co., Ltd., Class H	342,008	118,707
Southern Energy Holdings Group Ltd.*(b)(c)	53,183	4,665
Wilmar International Ltd.	90,204	303,903
Zhaojin Mining Industry Co., Ltd., Class H	19,573	24,396
Zijin Mining Group Co., Ltd., Class H(a)	154,813	96,082
Total China		3,144,355

Egypt - 0.1%
Centamin PLC	6,469	17,278

Finland - 4.2%
Kemira OYJ	5,345	71,358
Neste OYJ	1,571	72,228
Stora Enso OYJ, Class R	24,625	310,409
UPM-Kymmene OYJ	15,890	425,216
Valmet OYJ	4,821	135,167
Total Finland		1,014,378

France - 1.8%
Suez SA	7,891	104,368
TOTAL SE	4,967	183,840
Veolia Environnement SA	6,125	139,859
Total France		428,067

Germany - 0.3%
Aurubis AG	160	10,693
Suedzucker AG	2,501	42,055
Uniper SE	770	26,733
Total Germany		79,481

Hong Kong - 0.0%(d)
Nissin Foods Co., Ltd.	12,413	12,012

Indonesia - 0.3%
First Pacific Co., Ltd.	74,458	15,564
First Resources Ltd.	24,034	24,011
Golden Agri-Resources Ltd.	209,057	23,935
Total Indonesia		63,510

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy - 0.3%
Eni SpA	7,682	$68,502

Ivory Coast - 0.1%
Endeavour Mining Corp.*	705	18,995

Japan - 3.1%
Fuji Oil Holdings, Inc.	938	24,912
Hoshizaki Corp.	676	51,405
Inpex Corp.	3,957	22,422
Itoham Yonekyu Holdings, Inc.	11,979	71,944
JFE Holdings, Inc.	2,578	16,678
Kewpie Corp.	1,493	26,505
NH Foods Ltd.	4,819	210,800
Nichirei Corp.(a)	1,364	38,599
Nippon Flour Mills Co., Ltd.	828	13,008
Nippon Steel Corp.	3,800	30,819
Nisshin Oillio Group Ltd. (The)	349	10,513
Nisshin Seifun Group, Inc.(a)	3,422	52,270
Prima Meat Packers Ltd.	1,972	52,261
Sumitomo Metal Mining Co., Ltd.	1,045	30,975
Toyo Suisan Kaisha Ltd.	950	57,505
UACJ Corp.	185	3,071
Yamazaki Baking Co., Ltd.(a)	2,008	33,577
Total Japan		747,264

Kazakhstan - 0.0%(d)
KAZ Minerals PLC	1,786	12,672

Kyrgyzstan - 0.1%
Centerra Gold, Inc.	1,612	20,218

Luxembourg - 0.2%
ArcelorMittal SA*	4,718	52,108

Mexico - 0.2%
Fresnillo PLC	3,524	57,006

Netherlands - 1.2%
OCI NV*	3,297	39,026
Royal Dutch Shell PLC, Class B	17,526	248,615
Total Netherlands		287,641

New Zealand - 0.3%
Fletcher Building Ltd.	34,515	77,714

Norway - 1.1%
Equinor ASA	6,976	103,193
Norsk Hydro ASA*	8,401	23,504
Yara International ASA	3,534	148,034
Total Norway		274,731

Peru - 0.6%
Hochschild Mining PLC	4,046	14,264
Hudbay Minerals, Inc.	1,067	3,354
Nexa Resources SA(a)	877	5,516
Southern Copper Corp.(a)	2,899	126,715
Total Peru		149,849

Portugal - 0.3%
Galp Energia SGPS SA	1,747	18,386
Navigator Co. SA (The)*	24,715	61,782
Total Portugal		80,168

	Shares	Value
Common Stocks (continued)
Russia - 0.5%
Evraz PLC	6,625	$25,086
Highland Gold Mining Ltd.	2,049	7,960
Polymetal International PLC	2,149	53,450
United Co. RUSAL PLC*	69,384	27,126
Total Russia		113,622

Singapore - 0.2%
Olam International Ltd.	43,842	42,522

South Africa - 0.5%
Anglo American PLC	5,089	124,916

Spain - 0.2%
Ebro Foods SA	1,609	36,150
Repsol SA	3,114	24,230
Total Spain		60,380

Sweden - 0.9%
AAK AB*	3,008	53,253
Boliden AB	960	26,119
Holmen AB, B Shares*	4,398	150,792
Total Sweden		230,164

Switzerland - 0.3%
Aryzta AG*	26,662	16,926
Bell Food Group AG	269	69,194
Total Switzerland		86,120

Turkey - 0.1%
Eldorado Gold Corp.*	1,187	14,914

United Kingdom - 2.5%
BP PLC	42,469	153,370
Cranswick PLC	2,094	98,392
Greggs PLC	1,526	23,934
Hilton Food Group PLC	3,487	50,435
Severn Trent PLC	2,195	70,583
Spirax-Sarco Engineering PLC	646	87,416
Tate & Lyle PLC	5,835	49,872
United Utilities Group PLC	6,088	71,914
Total United Kingdom		605,916

United States - 39.5%
Alcoa Corp.*	1,311	17,043
American Water Works Co., Inc.	1,547	227,827
Andersons, Inc. (The)	371	5,276
Arch Resources, Inc.	1,519	47,119
Archer-Daniels-Midland Co.	6,766	289,788
Armstrong World Industries, Inc.	1,628	115,979
Baker Hughes Co.	1,760	27,262
Builders FirstSource, Inc.*	5,796	137,307
Bunge Ltd.	1,842	80,016
Campbell Soup Co.(a)	3,351	166,109
Carpenter Technology Corp.	283	6,328
Cheniere Energy, Inc.*	686	33,943
Chevron Corp.	4,283	359,515
Cleveland-Cliffs, Inc.(a)	1,247	6,459
Coeur Mining, Inc.*	1,601	12,696
Commercial Metals Co.	432	8,934
Conagra Brands, Inc.	5,027	188,261
Concho Resources, Inc.	554	29,107
ConocoPhillips	3,013	112,656
Diamondback Energy, Inc.	665	26,507

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Dover Corp.	1,461	$150,381
Ecolab, Inc.	2,763	516,902
EOG Resources, Inc.	1,810	84,798
Essential Utilities, Inc.	1,930	87,525
Exxon Mobil Corp.	10,133	426,397
Flowers Foods, Inc.	2,519	57,307
FMC Corp.	1,670	177,103
Freeport-McMoRan, Inc.	6,718	86,797
Fresh Del Monte Produce, Inc.	541	12,216
General Mills, Inc.	6,385	403,979
Graco, Inc.	1,401	74,589
Halliburton Co.	3,840	55,027
Hecla Mining Co.	3,881	21,423
Hess Corp.	909	44,732
Hormel Foods Corp.	20,742	1,054,938
IDEX Corp.	674	111,089
Ingredion, Inc.	837	72,401
International Paper Co.	12,520	435,571
J & J Snack Foods Corp.	285	35,092
John Bean Technologies Corp.	469	43,973
Kellogg Co.	3,908	269,613
Kinder Morgan, Inc.	5,415	76,352
Louisiana-Pacific Corp.	4,986	157,907
Marathon Petroleum Corp.	2,302	87,936
Mosaic Co. (The)	6,767	91,151
Newmont Corp.	4,075	281,990
Nucor Corp.	1,087	45,600
Occidental Petroleum Corp.	4,466	70,295
ONEOK, Inc.	2,233	62,323
Peabody Energy Corp.	11,240	35,069
Pentair PLC	1,843	78,973
Phillips 66	1,087	67,416
Pilgrim's Pride Corp.*	12,611	193,579
Pioneer Natural Resources Co.	512	49,623
Post Holdings, Inc.*	968	85,900
Reliance Steel & Aluminum Co.	245	24,074
Sanderson Farms, Inc.	964	107,481
Schlumberger Ltd.	4,912	89,104
Seaboard Corp.	61	164,898
Simpson Manufacturing Co., Inc.	1,520	146,771
Steel Dynamics, Inc.	795	21,791
Tyson Foods, Inc., Class A	18,160	1,115,932
UFP Industries, Inc.	2,081	121,156
United States Steel Corp.(a)	678	4,515
Valero Energy Corp.	1,056	59,379
Warrior Met Coal, Inc.(a)	4,908	78,135
Williams Cos., Inc. (The)	2,883	55,152
Xylem, Inc.	1,770	129,175
Total United States		9,621,662

Zambia - 0.1%
First Quantum Minerals Ltd.	3,150	26,620

Total Common Stocks
(Cost $24,556,020)		22,195,798
Warrant - 0.0%(d)
United States — 0.0%(d)
Occidental Petroleum Corp.*
(Cost $0)	551	3,086

Investment Company — 4.9%

U.S. Ultra Short Term Bond Fund — 4.9%
IQ Ultra Short Duration ETF†
(Cost $1,184,641)	23,922	1,186,531

	Shares	Value
Short-Term Investments — 7.3%

Money Market Funds — 7.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(e)(f)	858,627	$858,627
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(e)	914,152	914,152
Total Short-Term Investments
(Cost $1,772,779)		1,772,779
Total Investments — 103.3%
(Cost $27,513,440)		25,158,194
Other Assets and Liabilities, Net — (3.3)%		(791,938)
Net Assets — 100.0%		$24,366,256

		% of
Industry	Value	Net Assets
Energy	$3,594,433	14 .7%
Livestock	3,535,896	14 .5
Grains Food Fiber	3,420,988	14 .0
Coal	3,107,632	12 .8
Timber	2,689,484	11 .0
Water	1,987,167	8 .2
Industrial Metals	1,966,519	8 .1
Precious Metals	1,896,765	7 .8
Money Market Funds	1,772,779	7 .3
U.S. Ultra Short Term Bond Fund	1,186,531	4 .9
Total Investments	$25,158,194	103 .3%
Other Assets and Liabilities, Net	(791,938)	(3 .3)
Total Net Assets	$24,366,256	100 .0%

†	Affiliated Fund.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,069,065; total market value of collateral held by the Fund was $1,278,514. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $419,887.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2020, the value of this security was $4,665.
(c)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	Reflects the 1-day yield at July 31, 2020.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(g)
iShares MSCI EAFE ETF	Bank of America	0 .16	4/05/2021	Monthly	$(1,203,708)	$–
iShares MSCI EAFE ETF	Morgan Stanley	0 .10	5/04/2021	Monthly	(1,203,708)	–
SPDR S&P 500 ETF Trust	Bank of America	0 .16	4/05/2021	Monthly	(1,250,245)	–
SPDR S&P 500 ETF Trust	Morgan Stanley	0 .20	5/04/2021	Monthly	(1,250,245)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $28 at July 31, 2020.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g) Reflects the value at reset date of July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$22,191,133	$–	$4,665	(i)	$22,195,798
Warrant	3,086	–	–		3,086
Investment Company	1,186,531	–	–		1,186,531
Short-Term Investments:
Money Market Funds	1,772,779	–	–		1,772,779
Total Investments in Securities	$25,153,529	$–	$4,665		$25,158,194
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$25,153,529	$–	$4,665		$25,158,194
Liability Valuation Inputs
Other Financial Instruments:(c)
Swap Contracts	$–	$–	$–		$–

(h)	For a complete listing of investments and their countries, see the Schedules of Investments.
(i)	The Level 3 security, valued at $4,665, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020

IQ Ultra Short Duration ETF	21,468	1,061,593	120,311	–	–	4,627	4,059	–	23,922	1,186,531